Shareholder Report, Holdings (Details) - C000217972	Jun. 30, 2025
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%